INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 109,253	$ 56,496	$ 39,486
Domestic [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	76,400	42,164	25,803
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 32,853	$ 14,332	$ 13,683